Short-term investments	12 Months Ended
Dec. 31, 2024
Short-term investments
Short-term investments

3.         Short-term investments

The short-term investments represent investments in REITs, which are publicly traded on the Hong Kong Stock Exchange, marketable equity securities, and investment in private equity funds, which are expected to be realized in cash during the next 12 months.

The following summarizes the short-term investments measured at fair value at December 31, 2023 and 2024:

	December 31, 2023
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	3,996,130	6,119,697	(2,123,567)
Investment product with readily determinable fair value	1,426,134	1,411,891	14,243
Total	5,422,264	7,531,588	(2,109,324)

	December 31, 2024
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	3,106,107	3,996,128	(890,021)
Total	3,106,107	3,996,128	(890,021)

During the year ended December 31, 2024, US$189,482 net realized gain (2023: US$5,516,773 net realized loss) and US$890,021 (2023: US$2,109,324) unrealized loss are included in earnings.